Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value per share (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	13,438,034	12,000,534
Ordinary shares, shares outstanding	13,438,034	12,000,534
Preferred shares, par value per share (in Dollars per share)	$ 0.00002	$ 0.00002
Preferred shares, shares authorized	200,000,000	200,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding